Consolidated Statement of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income/(loss)	$ (58,189,200)	$ 50,523,700
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Non-cash interest expense on debt	39,429,100	2,038,700
Change in fair value of derivative liabilities	2,791,600	(75,809,900)
Depreciation	60,400	59,100
Non-cash charge for operating lease	153,800	86,800
Prepaid expenses and other current assets	(1,600)	105,200
Related party receivable/payable	0	(72,100)
Accounts receivable	426,900	(507,800)
Unearned revenue	4,413,100	0
Operating lease liability	(149,600)	(82,500)
Accounts payable	1,332,000	(542,700)
Net cash used in operating activities	(9,733,500)	(24,201,500)
Cash flows used in investing activities
Purchases of property and equipment	(2,200)	(84,500)
Net cash provided by (used in) investing activities	(2,200)	(84,500)
Cash flows provided by financing activities
Proceeds from convertible promissory notes	3,500,000	15,360,000
Settlement of convertible promissory notes	(1,000,000)	0
Net cash provided by financing activities	2,500,000	15,360,000
Net change in cash and cash equivalents	(7,235,700)	(8,926,000)
Cash and cash equivalents, beginning of period	9,808,400	18,734,400
Cash and cash equivalents, end of period	2,572,700	9,808,400
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for taxes	0	0
Non cash investing and financing activities
Right of use assets obtained in exchange for operating lease liability	$ 0	$ 593,900